Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
20.	Leases

The Group leases certain office premises and equipment to support its core business under noncancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less. As of December 31, 2022 and 2023, the Group had 4 and 1 long-term leases respectively that were classified as financing leases. As of December 31, 2022 and 2023, the Group had no significant lease contract that has been entered into but not yet commenced.

A summary of supplemental information related to operating leases and financing leases were as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating leases-Weighted average remaining lease term	1.66	1.82	2.03
Financing leases-Weighted average remaining lease term	1.53	0.85	0.04
Operating leases-Weighted average discount rate	8.04%	6.41%	5.10%
Financing leases-Weighted average discount rate	8.39%	8.92%	7.10%

The components of lease expense were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	47,905	33,207	36,911
Financing lease cost:
Amortization of right-of-use assets	204	190	87
Interest on lease liabilities	29	13	2
Short-term lease cost	13,902	7,710	8,520
Total	62,040	41,120	45,520

Supplemental information related to the Group’s leases were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for operating leases	50,926	40,235	31,988
Cash paid for financing leases:
Operating cash flows used in finance leases	41	41	56
Financing cash flows used in finance leases	192	164	19

Non-cash ROU assets in exchange for new lease liabilities:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating leases	28,021	10,220	67,122
Financing leases	19	—	—

20.	Leases (continued)

The following is a maturity analysis as of December 31, 2023:

As of December 31,
2023
Operating
Leases
RMB
2024	33,693
2025	27,188
2026	2,192
2027 and thereafter	—
Subtotal	63,073
Less: imputed interest	(2,872)
Lease liabilities	60,201